CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net loss	$ (33,987)	$ (23,746)	$ (625)
Other comprehensive income (loss):
Foreign currency translation adjustments	(1,921)	4,031	143
Unrealized gain on derivatives designated as cash flow hedges, net of taxes			719
Comprehensive income (loss), net of tax	$ (35,908)	$ (19,715)	$ 237